Borrowings	6 Months Ended
Jun. 30, 2022
Borrowings
Borrowings

7. Borrowings

An analysis of the borrowings is as follows:

	December 31, 2021	June 30, 2022
Amounts due within one year	565,503	303,608
Less: unamortized premium	144	—
Less: unamortized deferred loan/bond issuance costs	(12,486)	(11,758)
Borrowings, current portion	553,161	291,850
Amounts due after one year	3,152,426	3,175,032
Less: unamortized discount	—	(2,271)
Less: unamortized deferred loan/bond issuance costs	(47,367)	(46,830)
Borrowings, non-current portion	3,105,059	3,125,931
Total	3,658,220	3,417,781

Loans

The main terms of the Group’s loan facilities in existence as of December 31, 2021, have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2021. Refer to Note 13 “Borrowings”.

On March 28, 2022, the outstanding indebtedness of GAS-six Ltd., in the amount of $102,011 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 5). The relevant advances of the loan agreement were cancelled and the respective unamortized loan fees of $1,150 written-off to the consolidated statement of profit or loss.

During the six months ended June 30, 2022, the Group repaid and prepaid $126,105 in accordance with the repayment terms under its loan facilities.

The current portion of borrowings includes an amount of $69,125 (debt less unamortized loan issuance costs) with respect to the two Steam vessels reclassified under “Vessels held for sale” as of June 30, 2022 (Note 4).

The carrying amount of the Group’s credit facilities recognized in the unaudited condensed consolidated financial statements approximates its fair value after adjusting for the unamortized loan/bond issuance costs.

Bonds

The main terms of the Group’s bonds have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2021. Refer to Note 13 “Borrowings”.

On March 21, 2022, GasLog completed the refinancing of the 8.875% Senior Notes due 2022 (the “8.875% Senior Notes”) (the “Refinancing”) in connection with the Note Purchase Agreement (the “Note Purchase Agreement”) entered into on September 24, 2021 between GasLog and certain affiliates of The Carlyle Group and EIG Management Company, LLC and Wilmington Trust (London) Limited, as administrative agent, for an amount of up to $325,000 of 7.75% Notes due 2029 (the “7.75% Notes”).

During the six months ended June 30, 2022, the Group drew down $315,000 from the 7.75% Notes. The Group used the proceeds of the 7.75% Notes to repay the $315,000 of 8.875% Senior Notes at maturity.

The carrying amount under the Norwegian Kroner (‘‘NOK’’) bond maturing in 2024 (the “NOK 2024 Bonds”), net of unamortized financing costs as of June 30, 2022 is $90,112 (carrying amount under the NOK 2024 Bonds as of December 31, 2021: $101,129) while their fair value is $91,158 based on a USD/NOK exchange rate of 0.1011 as of June 30, 2022 (December 31,2021 : $105,990, based on a USD/NOK exchange rate of 0.1135).

As of December 31, 2021, commitment, arrangement, upfront and legal and other fees of $5,564 for obtaining the undrawn amount of the financing are classified under Deferred financing costs in the statement of financial position and were netted off debt on the respective drawdown date (June 30, 2022: nil).

The carrying amount under the 7.75% Notes, net of unamortized financing costs and discount as of June 30, 2022, is $305,869 (carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of December 31, 2021: $314,738).

The Group was in compliance with its financial covenants as of June 30, 2022.